Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income for basic and diluted net income per share	¥ 125,736	$ 19,515	¥ 131,434	¥ 262,157	$ 40,686	¥ 263,943
Denominator:
Weighted Average Number of Shares Outstanding, Basic and Diluted	121,551,075	121,551,075	121,551,075	121,551,075	121,551,075	121,551,075
Earnings per share
Basic | (per share)	¥ 1.03	$ 0.16	¥ 1.08	¥ 2.15	$ 0.33	¥ 2.17
Diluted | (per share)	¥ 1.03	$ 0.16	¥ 1.08	¥ 2.15	$ 0.33	¥ 2.17